UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments

Collateralized Mortgage Obligations — 26.2%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

Series 2182, Class ZC, 7.50%, 9/15/29	$125,370	$143,366

Series 4273, Class SP, 6.583%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(1)	516,145	764,718

Series 4407, Class LN, 4.587%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(1)	160,780	165,227

Series 4637, Class CU, 3.00%, 8/15/44	11,794,860	12,135,676

Series 4677, Class SB, 7.874%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(1)	2,485,427	2,760,477

Series 4774, Class QD, 4.50%, 1/15/43	14,211,093	14,860,805

Series 4914, Class DZ, 4.00%, 9/25/49	7,890,632	7,904,610

Interest Only:(2)

Series 267, Class S5, 4.079%, (6.00% - 1 mo. USD LIBOR), 8/15/42(1)	11,839,219	1,921,641

Series 2631, Class DS, 5.179%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)	2,155,238	329,442

Series 2953, Class LS, 4.779%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)	1,425,647	96,117

Series 2956, Class SL, 5.079%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)	1,119,393	224,383

Series 3114, Class TS, 4.729%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)	3,679,121	504,530

Series 3153, Class JI, 4.593%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)	2,655,588	527,674

Series 3745, Class SA, 4.829%, (6.75% - 1 mo. USD LIBOR), 3/15/25(1)	667,302	18,283

Series 3969, Class SB, 4.729%, (6.65% - 1 mo. USD LIBOR), 2/15/30(1)	383,990	5,179

Series 3973, Class SG, 4.729%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)	1,404,323	62,306

Series 4007, Class JI, 4.00%, 2/15/42	2,462,482	382,788

Series 4050, Class IB, 3.50%, 5/15/41	11,419,691	1,007,889

Series 4067, Class JI, 3.50%, 6/15/27	7,897,038	692,635

Series 4070, Class S, 4.179%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)	14,771,423	2,468,252

Series 4095, Class HS, 4.179%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)	4,195,550	555,199

Series 4109, Class ES, 4.229%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)	89,369	19,332

Series 4109, Class KS, 4.179%, (6.10% - 1 mo. USD LIBOR), 5/15/32(1)	417,116	4,989

Series 4109, Class SA, 4.279%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)	5,733,686	1,012,871

Series 4149, Class S, 4.329%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)	4,197,012	703,776

Series 4163, Class GS, 4.279%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)	3,285,376	635,086

Series 4169, Class AS, 4.329%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)	4,927,026	846,965

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)

Interest Only:(2) (continued)

Series 4180, Class GI, 3.50%, 8/15/26	$3,208,559	$185,764

Series 4188, Class AI, 3.50%, 4/15/28	6,323,135	483,629

Series 4189, Class SQ, 4.229%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)	5,837,867	670,755

Series 4203, Class QS, 4.329%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)	3,878,103	554,854

Series 4212, Class SA, 4.279%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)	6,277,468	192,293

Series 4323, Class CI, 4.00%, 3/15/40	5,731,066	255,325

Series 4332, Class IK, 4.00%, 4/15/44	2,589,254	427,464

Series 4332, Class KI, 4.00%, 9/15/43	2,340,298	235,575

Series 4343, Class PI, 4.00%, 5/15/44	5,296,383	862,872

Series 4370, Class IO, 3.50%, 9/15/41	3,511,812	331,575

Series 4381, Class SK, 4.229%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)	5,790,822	1,029,426

Series 4388, Class MS, 4.179%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)	6,651,693	1,342,161

Series 4408, Class IP, 3.50%, 4/15/44	8,231,050	1,028,084

Series 4452, Class SP, 4.279%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)	11,087,480	1,187,696

Series 4497, Class CS, 4.279%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)	18,053,488	3,246,775

Series 4507, Class MI, 3.50%, 8/15/44	9,666,275	966,618

Series 4507, Class SJ, 4.259%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)	10,198,320	2,010,331

Series 4520, Class PI, 4.00%, 8/15/45	33,185,340	3,225,094

Series 4526, Class PI, 3.50%, 1/15/42	6,264,441	486,940

Series 4528, Class BS, 4.229%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)	9,935,179	1,980,929

Series 4629, Class QI, 3.50%, 11/15/46	10,575,662	1,499,339

Series 4637, Class IP, 3.50%, 4/15/44	4,814,437	459,304

Series 4644, Class TI, 3.50%, 1/15/45	9,493,628	1,036,812

Series 4653, Class PI, 3.50%, 7/15/44	4,847,357	311,370

Series 4667, Class PI, 3.50%, 5/15/42	20,689,615	1,581,738

Series 4672, Class LI, 3.50%, 1/15/43	10,025,270	735,172

Series 4744, Class IO, 4.00%, 11/15/47	8,330,859	1,252,934

Series 4749, Class IL, 4.00%, 12/15/47	6,665,099	1,000,928

Series 4767, Class IM, 4.00%, 5/15/45	12,578,534	967,537

Series 4768, Class IO, 4.00%, 3/15/48	8,407,036	1,282,711

Principal Only:(3)

Series 4417, Class KO, 0.00%, 12/15/43	1,576,273	1,235,650

Series 4478, Class PO, 0.00%, 5/15/45	3,025,063	2,699,369

		$85,521,240

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA3, Class M3, 4.323%, (1 mo. USD LIBOR + 2.50%), 3/25/30(4)	$15,000,000	$15,313,002

1	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)

Series 2018-DNA1, Class M2, 3.623%, (1 mo. USD LIBOR + 1.80%), 7/25/30(4)	$7,694,168	$7,703,769

Series 2018-DNA2, Class M2, 3.973%, (1 mo. USD LIBOR + 2.15%), 12/25/30(4)(5)	12,000,000	12,096,340

Series 2018-DNA3, Class M2, 3.923%, (1 mo. USD LIBOR + 2.10%), 9/25/48(4)(5)	5,000,000	5,028,773

		$40,141,884

Federal National Mortgage Association:

Series G94-7, Class PJ, 7.50%, 5/17/24	$206,944	$223,899

Series 1994-42, Class K, 6.50%, 4/25/24	130,940	140,175

Series 2009-62, Class WA, 5.571%, 8/25/39(6)	1,675,231	1,806,792

Series 2013-6, Class TA, 1.50%, 1/25/43	2,083,147	2,029,615

Series 2017-66, Class ZJ, 3.00%, 9/25/57	4,050,453	4,016,570

Series 2017-76, Class Z, 3.00%, 10/25/57	4,911,835	4,859,401

Series 2019-50, Class NZ, 3.50%, 9/25/49	4,460,868	4,479,234

Series 2019-52, Class KZ, 3.50%, 9/25/49	7,065,693	7,068,575

Series 2019-54, Class Z, 3.50%, 9/25/49	7,369,778	7,369,797

Series 2019-64, Class ZN, 3.50%, 11/25/49	7,691,567	7,716,695

Series 2019-72, Class AZ, 3.50%, 10/1/49	2,795,000	2,794,419

Interest Only:(2)

Series 2004-46, Class SI, 4.177%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)	3,230,402	475,632

Series 2005-17, Class SA, 4.877%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)	2,119,783	470,681

Series 2005-71, Class SA, 4.927%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)	1,390,485	108,316

Series 2005-105, Class S, 4.877%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)	1,820,660	379,028

Series 2006-44, Class IS, 4.777%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)	1,558,915	322,521

Series 2006-65, Class PS, 5.397%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)	1,566,654	358,037

Series 2006-96, Class SN, 5.377%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)	1,997,451	374,797

Series 2006-104, Class SD, 4.817%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)	1,546,216	299,664

Series 2006-104, Class SE, 4.807%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)	1,030,810	207,235

Series 2007-50, Class LS, 4.627%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)	2,332,334	439,593

Series 2008-26, Class SA, 4.377%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)	2,915,848	562,038

Series 2008-61, Class S, 4.277%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)	4,983,564	916,905

Series 2010-99, Class NS, 4.777%, (6.60% - 1 mo. USD LIBOR), 3/25/39(1)	570,314	6,555

Series 2010-124, Class SJ, 4.227%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)	1,545,348	67,796

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Interest Only:(2) (continued)

Series 2010-135, Class SD, 4.177%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)	$3,763,366	$180,488

Series 2011-101, Class IC, 3.50%, 10/25/26	3,771,293	277,049

Series 2011-101, Class IE, 3.50%, 10/25/26	2,818,651	208,199

Series 2011-104, Class IM, 3.50%, 10/25/26	4,821,724	360,628

Series 2012-24, Class S, 3.677%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)	1,834,917	83,524

Series 2012-30, Class SK, 4.727%, (6.55% - 1 mo. USD LIBOR), 12/25/40(1)	6,147,345	604,675

Series 2012-52, Class DI, 3.50%, 5/25/27	7,524,315	655,305

Series 2012-56, Class SU, 4.927%, (6.75% - 1 mo. USD LIBOR), 8/25/26(1)	561,798	16,574

Series 2012-63, Class EI, 3.50%, 8/25/40	8,785,450	457,255

Series 2012-73, Class MS, 4.227%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)	5,559,417	222,093

Series 2012-76, Class GS, 4.227%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)	3,969,482	200,129

Series 2012-86, Class CS, 4.277%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)	2,457,366	106,540

Series 2012-94, Class KS, 4.827%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)	11,624,103	1,122,500

Series 2012-94, Class SL, 4.877%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)	8,718,077	850,157

Series 2012-97, Class PS, 4.327%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)	10,075,834	1,266,394

Series 2012-103, Class GS, 4.277%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)	6,250,640	280,017

Series 2012-112, Class SB, 4.327%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)	7,864,599	891,509

Series 2012-124, Class IO, 1.663%, 11/25/42(6)	7,849,243	389,016

Series 2012-139, Class LS, 4.327%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)	6,940,071	1,439,297

Series 2012-147, Class SA, 4.277%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)	9,289,959	1,829,596

Series 2012-150, Class PS, 4.327%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	7,757,802	1,210,224

Series 2012-150, Class SK, 4.327%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	11,948,179	1,817,570

Series 2013-11, Class IO, 4.00%, 1/25/43	20,487,214	3,236,738

Series 2013-12, Class SP, 3.827%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)	3,658,771	333,389

Series 2013-15, Class DS, 4.377%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)	8,587,383	1,474,953

Series 2013-23, Class CS, 4.427%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)	4,656,453	804,912

Series 2013-54, Class HS, 4.477%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)	5,988,133	414,651

Series 2013-64, Class PS, 4.427%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)	5,375,491	712,189

2	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Interest Only:(2) (continued)

Series 2013-66, Class JI, 3.00%, 7/25/43	$9,295,122	$1,331,260

Series 2013-75, Class SC, 4.427%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)	12,388,247	1,100,806

Series 2014-29, Class IG, 3.50%, 6/25/43	3,146,834	251,584

Series 2014-32, Class EI, 4.00%, 6/25/44	3,008,834	495,114

Series 2014-41, Class SA, 4.227%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)	6,440,453	1,668,709

Series 2014-43, Class PS, 4.277%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)	6,426,812	1,174,826

Series 2014-55, Class IN, 3.50%, 7/25/44	8,490,698	1,118,741

Series 2014-64, Class BI, 3.50%, 3/25/44	3,302,949	314,640

Series 2014-67, Class IH, 4.00%, 10/25/44	6,026,778	909,762

Series 2014-80, Class CI, 3.50%, 12/25/44	5,088,253	671,794

Series 2014-89, Class IO, 3.50%, 1/25/45	8,496,995	1,148,517

Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)	23,129,905	1,398,145

Series 2015-14, Class KI, 3.00%, 3/25/45	10,845,473	1,341,872

Series 2015-17, Class SA, 4.377%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)	9,498,048	1,165,978

Series 2015-22, Class GI, 3.50%, 4/25/45	5,201,483	686,554

Series 2015-31, Class SG, 4.277%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)	13,095,692	2,689,162

Series 2015-36, Class IL, 3.00%, 6/25/45	6,271,932	818,041

Series 2015-47, Class SG, 4.327%, (6.15% - 1 mo. USD LIBOR), 7/25/45(1)	6,496,548	1,103,955

Series 2015-52, Class MI, 3.50%, 7/25/45	13,790,251	1,896,263

Series 2015-93, Class BS, 4.327%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)	9,788,075	1,785,415

Series 2015-95, Class SB, 4.177%, (6.00% - 1 mo. USD LIBOR), 1/25/46(1)	13,412,481	2,354,171

Series 2016-1, Class SJ, 4.327%, (6.15% - 1 mo. USD LIBOR), 2/25/46(1)	18,647,018	3,381,344

Series 2017-46, Class NI, 3.00%, 8/25/42	11,747,407	1,085,375

Series 2018-21, Class IO, 3.00%, 4/25/48	22,079,825	2,907,081

		$101,738,650

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2017-C06, Class 1M2, 4.473%, (1 mo. USD LIBOR + 2.65%), 2/25/30(4)	$212,953	$217,700

Series 2017-C07, Class 1M2, 4.223%, (1 mo. USD LIBOR + 2.40%), 5/28/30(4)	4,178,340	4,236,141

Series 2017-C07, Class 1M2C, 4.223%, (1 mo. USD LIBOR + 2.40%), 5/28/30(4)	6,355,664	6,383,945

Series 2018-C01, Class 1M2, 4.073%, (1 mo. USD LIBOR + 2.25%), 7/25/30(4)	13,000,000	13,129,011

Series 2018-C03, Class 1M2, 3.973%, (1 mo. USD LIBOR + 2.15%), 10/25/30(4)	5,500,000	5,529,873

		$29,496,670

Security	Principal Amount	Value

Government National Mortgage Association:

Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(1)	$1,267,669	$1,277,817

Series 2017-115, Class ZA, 3.00%, 7/20/47	1,959,712	1,944,773

Series 2019-110, Class ZD, 3.50%, 9/20/49	44,958,239	45,061,902

Series 2019-117, Class Z, 3.50%, 9/20/49	6,412,385	6,437,329

Series 2019-123, Class Z, 5.00%, 10/20/49	40,000,000	40,225,000

Interest Only:(2)

Series 2011-48, Class SD, 4.824%, (6.67% - 1 mo. USD LIBOR), 10/20/36(1)	1,146,708	16,006

Series 2014-68, Class KI, 1.364%, 10/20/42(6)	8,863,042	345,523

Series 2015-116, Class AS, 3.854%, (5.70% - 1 mo. USD LIBOR), 8/20/45(1)	7,094,041	1,042,225

Series 2017-104, Class SD, 4.354%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)	14,140,761	2,622,869

Series 2017-121, Class DS, 2.654%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)	11,799,370	1,090,887

Series 2017-137, Class AS, 2.654%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)	17,542,404	1,679,568

		$101,743,899

Total Collateralized Mortgage Obligations (identified cost $415,502,255)		$358,642,343

Mortgage Pass-Throughs — 0.4%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

2.875%, (COF + 1.25%), with maturity at 2035(7)	$419,792	$424,228

4.446%, (COF + 1.25%), with maturity at 2030(7)	139,447	145,534

7.00%, with various maturities to 2036	1,479,469	1,664,515

8.00%, with maturity at 2026	105,671	112,378

		$2,346,655

Federal National Mortgage Association:

3.518%, (COF + 1.25%), with maturity at 2035(7)	$276,865	$281,760

4.089%, (COF + 1.78%), with maturity at 2035(7)	943,213	972,717

6.00%, with maturity at 2032	342,408	386,651

6.50%, with maturity at 2036	771,324	866,269

7.00%, with various maturities to 2037	657,408	738,220

8.50%, with maturity at 2032	197,962	230,518

9.50%, with maturity at 2028	136,051	149,848

		$3,625,983

Total Mortgage Pass-Throughs (identified cost $5,773,939)		$5,972,638

3	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Commercial Mortgage-Backed Securities — 1.6%
Security	Principal Amount	Value

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class D, 4.557%, 9/15/47(5)(6)	$3,430,000	$3,187,018

Series 2014-C25, Class D, 3.955%, 11/15/47(5)(6)	8,045,000	7,243,360

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2013-C11, Class D, 4.354%, 8/15/46(5)(6)	5,000,000	2,942,956

Series 2016-C32, Class D, 3.396%, 12/15/49(5)(6)	1,699,000	1,426,104

WF-RBS Commercial Mortgage Trust

Series 2014-C24, Class D, 3.692%, 11/15/47(5)	8,000,000	6,657,544

Total Commercial Mortgage-Backed Securities (identified cost $24,182,238)		$21,456,982

Asset-Backed Securities — 13.7%
Security	Principal Amount	Value

Alinea CLO, Ltd.

Series 2018-1A, Class E, 7.966%, (3 mo. USD LIBOR + 6.00%), 7/20/31(4)(5)	$2,000,000	$1,797,072

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 8.911%, (3 mo. USD LIBOR + 6.91%), 1/15/32(4)(5)	3,000,000	2,767,709

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 8.361%, (3 mo. USD LIBOR + 6.18%), 11/10/30(4)(5)	2,000,000	1,664,845

Ares XL CLO, Ltd.

Series 2016-40A, Class DR, 8.351%, (3 mo. USD LIBOR + 6.35%), 1/15/29(4)(5)	1,000,000	945,836

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class D, 8.008%, (3 mo. USD LIBOR + 5.85%), 5/15/30(4)(5)	4,000,000	3,628,612

Ares XXXIV CLO, Ltd.

Series 2015-2A, Class F, 8.428%, (3 mo. USD LIBOR + 6.50%), 7/29/26(4)(5)	2,000,000	1,851,452

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 7.701%, (3 mo. USD LIBOR + 5.70%), 7/15/30(4)(5)	3,000,000	2,722,060

Babson CLO, Ltd.

Series 2016-1A, Class ER, 7.934%, (3 mo. USD LIBOR + 6.00%), 7/23/30(4)(5)	2,000,000	1,645,102

Series 2018-1A, Class D, 7.501%, (3 mo. USD LIBOR + 5.50%), 4/15/31(4)(5)	5,000,000	4,389,587

Bain Capital Credit CLO, Ltd.

Series 2017-2A, Class E, 8.29%, (3 mo. USD LIBOR + 6.35%), 7/25/30(4)(5)	2,250,000	2,112,896

Series 2018-1A, Class E, 7.284%, (3 mo. USD LIBOR + 5.35%), 4/23/31(4)(5)	3,500,000	3,137,002

Security	Principal Amount	Value

Barings CLO, Ltd.

Series 2017-1A, Class E, 8.003%, (3 mo. USD LIBOR + 6.00%), 7/18/29(4)(5)	$2,900,000	$2,749,025

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class D, 7.916%, (3 mo. USD LIBOR + 5.95%), 4/20/31(4)(5)	3,000,000	2,589,753

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 7.566%, (3 mo. USD LIBOR + 5.60%), 1/20/31(4)(5)	5,000,000	4,193,439

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class E, 7.316%, (3 mo. USD LIBOR + 5.35%), 4/20/31(4)(5)	3,000,000	2,685,563

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class E, 8.702%, (3 mo. USD LIBOR + 6.70%), 1/17/32(4)(5)	2,000,000	1,944,032

Betony CLO 2, Ltd.

Series 2018-1A, Class D, 7.586%, (3 mo. USD LIBOR + 5.65%), 4/30/31(4)(5)	3,000,000	2,683,177

BlueMountain CLO, Ltd.

Series 2015-3A, Class DR, 7.366%, (3 mo. USD LIBOR + 5.40%), 4/20/31(4)(5)	2,000,000	1,725,306

Series 2016-3A, Class ER, 8.108%, (3 mo. USD LIBOR + 5.95%), 11/15/30(4)(5)	1,000,000	888,319

Series 2018-1A, Class E, 7.886%, (3 mo. USD LIBOR + 5.95%), 7/30/30(4)(5)	750,000	666,080

Canyon Capital CLO, Ltd.

Series 2016-1A, Class ER, 7.751%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	4,000,000	3,464,140

Series 2016-2A, Class ER, 7.986%, (3 mo. USD LIBOR + 6.00%), 10/15/31(4)(5)	1,000,000	857,652

Series 2017-1A, Class E, 8.251%, (3 mo. USD LIBOR + 6.25%), 7/15/30(4)(5)	1,000,000	893,483

Series 2018-1A, Class E, 7.751%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	2,000,000	1,747,035

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class DR2, 8.486%, (3 mo. USD LIBOR + 6.50%), 1/14/32(4)(5)	1,000,000	890,139

Series 2014-3RA, Class D, 7.336%, (3 mo. USD LIBOR + 5.40%), 7/27/31(4)(5)	2,000,000	1,628,122

Series 2014-4RA, Class D, 7.651%, (3 mo. USD LIBOR + 5.65%), 7/15/30(4)(5)	3,000,000	2,452,024

Series 2015-5A, Class DR, 8.666%, (3 mo. USD LIBOR + 6.70%), 1/20/32(4)(5)	3,500,000	3,189,763

Series C17A, Class DR, 8.266%, (3 mo. USD LIBOR + 6.00%), 4/30/31(4)(5)	3,000,000	2,685,436

Cole Park CLO, Ltd.

Series 2015-1A, Class ER, 8.566%, (3 mo. USD LIBOR + 6.60%), 10/20/28(4)(5)	2,000,000	1,878,465

Dryden Senior Loan Fund

Series 2015-40A, Class ER, 7.908%, (3 mo. USD LIBOR + 5.75%), 8/15/31(4)(5)	2,000,000	1,810,596

4	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Dryden Senior Loan Fund (continued)

Series 2016-42A, Class ER, 7.551%, (3 mo. USD LIBOR + 5.55%), 7/15/30(4)(5)	$2,000,000	$1,755,216

Series 2018-55A, Class E, 7.401%, (3 mo. USD LIBOR + 5.40%), 4/15/31(4)(5)	1,000,000	870,189

Galaxy XXI CLO, Ltd.

Series 2015-21A, Class DR, 4.616%, (3 mo. USD LIBOR + 2.65%), 4/20/31(4)(5)	5,000,000	4,567,285

Series 2015-21A, Class ER, 7.216%, (3 mo. USD LIBOR + 5.25%), 4/20/31(4)(5)	4,000,000	3,439,719

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class E, 7.89%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4)(5)	2,000,000	1,773,884

Golub Capital Partners CLO, Ltd.

Series 2015-22A, Class ER, 7.966%, (3 mo. USD LIBOR + 6.00%), 1/20/31(4)(5)	3,000,000	2,565,430

Series 2018-37A, Class E, 7.716%, (3 mo. USD LIBOR + 5.75%), 7/20/30(4)(5)	3,000,000	2,719,778

Highbridge Loan Management, Ltd.

Series 3A-2014, Class DR, 8.503%, (3 mo. USD LIBOR + 6.50%), 7/18/29(4)(5)	2,900,000	2,650,452

ICG US CLO, Ltd.

Series 2018-2A, Class E, 7.703%, (3 mo. USD LIBOR + 5.75%), 7/22/31(4)(5)	1,000,000	866,783

Invitation Homes Trust

Series 2017-SFR2, Class E, 4.139%, (1 mo. USD LIBOR + 2.25%), 12/17/36(4)(5)	1,545,150	1,548,013

Series 2018-SFR1, Class E, 3.889%, (1 mo. USD LIBOR + 2.00%), 3/17/37(4)(5)	4,692,359	4,699,712

Series 2018-SFR2, Class E, 3.914%, (1 mo. USD LIBOR + 2.00%), 6/17/37(4)(5)	15,061,248	15,086,250

Series 2018-SFR3, Class E, 3.889%, (1 mo. USD LIBOR + 2.00%), 7/17/37(4)(5)	13,000,000	13,028,733

Madison Park Funding XVII, Ltd.

Series 2015-17A, Class DR, 5.566%, (3 mo. USD LIBOR + 3.60%), 7/21/30(4)(5)	3,500,000	3,443,665

Series 2015-17A, Class ER, 8.466%, (3 mo. USD LIBOR + 6.50%), 7/21/30(4)(5)	5,000,000	4,665,530

Neuberger Berman CLO XIV, Ltd.

Series 2013-14A, Class ER, 8.386%, (3 mo. USD LIBOR + 6.45%), 1/28/30(4)(5)	1,750,000	1,561,538

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class ER, 8.062%, (3 mo. USD LIBOR + 6.06%), 10/17/30(4)(5)	2,000,000	1,769,791

Neuberger Berman Loan Advisers CLO 30, Ltd.

Series 2018-30A, Class E, 8.716%, (3 mo. USD LIBOR + 6.75%), 1/20/31(4)(5)	2,000,000	1,904,966

Palmer Square CLO, Ltd.

Series 2013-2A, Class DRR, 8.153%, (3 mo. USD LIBOR + 5.85%), 10/17/31(4)(5)	1,500,000	1,394,054

Security	Principal Amount	Value

Palmer Square CLO, Ltd. (continued)

Series 2015-1A, Class DR2, 8.402%, (3 mo. USD LIBOR + 6.25%), 5/21/29(4)(5)	$2,000,000	$1,909,301

Series 2015-2A, Class CR, 5.666%, (3 mo. USD LIBOR + 3.70%), 7/20/30(4)(5)	5,000,000	4,907,229

Series 2018-1A, Class D, 7.45%, (3 mo. USD LIBOR + 5.15%), 4/18/31(4)(5)	4,000,000	3,704,713

Series 2018-2A, Class D, 7.601%, (3 mo. USD LIBOR + 5.60%), 7/16/31(4)(5)	2,500,000	2,306,051

Pnmac Gmsr Issuer Trust

Series 2018-GT1, Class A, 4.673%, (1 mo. USD LIBOR + 2.85%), 2/25/23(4)(5)	5,000,000	5,035,765

Series 2018-GT2, Class A, 4.473%, (1 mo. USD LIBOR + 2.65%), 8/25/25(4)(5)	4,272,000	4,291,415

Recette CLO, LLC.

Series 2015-1A, Class F, 9.416%, (3 mo. USD LIBOR + 7.45%), 10/20/27(4)(5)	2,000,000	1,797,039

Regatta IX Funding, Ltd.

Series 2017-1A, Class E, 8.002%, (3 mo. USD LIBOR + 6.00%), 4/17/30(4)(5)	3,000,000	2,815,684

Regatta XIII Funding, Ltd.

Series 2018-2A, Class D, 7.951%, (3 mo. USD LIBOR + 5.95%), 7/15/31(4)(5)	3,000,000	2,653,250

Regatta XIV Funding, Ltd.

Series 2018-3A, Class E, 7.89%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4)(5)	2,000,000	1,801,960

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 8.44%, (3 mo. USD LIBOR + 6.50%), 10/25/31(4)(5)	2,000,000	1,804,412

Upland CLO, Ltd.

Series 2016-1A, Class DR, 7.866%, (3 mo. USD LIBOR + 5.90%), 4/20/31(4)(5)	2,000,000	1,781,171

Vibrant CLO 1X, Ltd.

Series 2018-9A, Class D, 8.216%, (3 mo. USD LIBOR + 6.25%), 7/20/31(4)(5)	2,000,000	1,670,360

Voya CLO, Ltd.

Series 2013-1A, Class DR, 8.481%, (3 mo. USD LIBOR + 6.48%), 10/15/30(4)(5)	5,000,000	4,409,697

Series 2014-1A, Class DR2, 8.003%, (3 mo. USD LIBOR + 6.00%), 4/18/31(4)(5)	2,000,000	1,744,272

Series 2015-3A, Class DR, 8.166%, (3 mo. USD LIBOR + 6.20%), 10/20/31(4)(5)	2,000,000	1,748,524

Series 2018-2A, Class E, 7.251%, (3 mo. USD LIBOR + 5.25%), 7/15/31(4)(5)	1,000,000	883,547

Wind River CLO, Ltd.

Series 2013-1A, Class DR, 8.266%, (3 mo. USD LIBOR + 6.30%), 7/20/30(4)(5)	2,000,000	1,572,732

Series 2017-1A, Class E, 8.423%, (3 mo. USD LIBOR + 6.42%), 4/18/29(4)(5)	2,000,000	1,858,549

Total Asset-Backed Securities (identified cost $201,871,362)		$187,290,381

5	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

U.S. Government Guaranteed Small Business Administration Loans(8)(9) — 4.5%
Security	Principal Amount	Value

0.66%, 3/15/30	$2,838,021	$61,699

0.73%, 7/15/31	3,256,960	78,294

0.93%, 5/15/42	1,661,832	57,910

0.98%, 4/15/32	1,588,670	52,234

1.31%, 4/15/42 to 7/15/42	8,584,095	449,376

1.34%, 9/15/41	1,944,346	97,541

1.38%, 6/15/41	3,190,566	159,089

1.48%, 4/15/34	1,198,267	71,274

1.49%, 7/15/36	1,168,563	60,679

1.56%, 7/15/42	2,528,166	155,394

1.59%, 10/21/36	1,347,276	75,428

1.61%, 12/15/41 to 7/15/42	9,986,512	624,035

1.63%, 9/15/41	2,015,381	129,196

1.68%, 4/15/41 to 7/15/41	3,735,123	240,627

1.73%, 10/15/33 to 11/21/41	3,093,612	205,108

1.74%, 5/15/36	3,700,907	223,003

1.81%, 12/21/41 to 11/15/42	8,013,226	567,790

1.84%, 11/9/36 to 2/15/40	3,083,521	197,045

1.86%, 12/28/41 to 6/15/42	18,854,967	1,326,801

1.88%, 11/19/36 to 12/15/36	4,933,672	327,179

1.91%, 2/15/42 to 7/15/42	10,465,121	818,930

1.93%, 7/15/42	1,778,256	137,909

1.96%, 11/29/30 to 8/15/42	5,236,367	379,389

1.98%, 10/15/37	1,084,248	69,906

2.03%, 2/15/42 to 5/15/42	4,752,331	407,279

2.06%, 5/15/42 to 7/15/42	5,191,632	417,185

2.11%, 4/15/33 to 7/15/42	7,307,469	574,756

2.16%, 5/15/42 to 6/15/42	6,413,979	535,160

2.21%, 8/15/42	3,323,035	284,373

2.23%, 1/15/41 to 1/15/42	4,784,339	407,277

2.28%, 11/1/29	1,431,658	101,147

2.31%, 4/15/42 to 7/15/42	5,282,746	502,802

2.36%, 1/16/42 to 6/15/42	20,536,394	1,875,402

2.38%, 6/15/42	1,717,107	156,407

2.39%, 7/15/40	1,438,370	113,700

2.41%, 1/15/38 to 7/15/42	21,567,363	2,080,621

2.43%, 3/15/41 to 6/15/42	4,924,938	435,061

2.46%, 12/15/26 to 8/15/42	13,627,435	1,247,607

2.48%, 2/23/41	1,126,646	104,555

2.53%, 11/15/42	1,674,525	162,303

2.56%, 1/15/41 to 7/15/42	3,323,056	347,440

2.59%, 4/15/36	1,433,507	129,116

2.61%, 6/15/33 to 7/15/42	9,001,936	912,914

2.63%, 4/15/41	1,267,286	124,247

2.64%, 5/15/41	1,438,565	133,328

2.66%, 6/15/36 to 6/15/42	5,507,613	587,367

Security	Principal Amount	Value

2.68%, 2/15/41 to 4/15/42	$5,098,849	$531,132

2.71%, 5/15/27 to 9/15/42	25,750,903	2,680,849

2.73%, 8/15/42	1,248,175	137,560

2.86%, 5/15/32 to 7/15/42	21,585,141	2,465,014

2.89%, 8/15/40	1,054,023	102,542

2.91%, 12/15/41 to 7/15/42	13,292,061	1,606,138

2.93%, 4/15/41 to 7/15/42	4,274,654	462,627

2.94%, 7/15/42	3,617,832	424,877

2.95%, 1/15/42 to 3/15/43(10)	43,197,699	5,220,652

2.95%, 8/15/42	1,850,353	221,268

2.96%, 2/15/27 to 1/15/43	14,652,194	1,542,646

2.97%, 10/25/41 to 1/7/43(10)	21,395,091	2,627,849

2.98%, 2/15/41 to 7/15/42	11,816,798	1,518,496

3.03%, 7/15/41 to 6/15/42	2,525,258	300,155

3.11%, 12/15/41 to 8/15/42	10,807,669	1,299,740

3.13%, 6/15/32	652,451	70,491

3.16%, 5/15/42 to 1/15/43	17,234,514	2,256,384

3.19%, 8/15/39	1,572,257	169,408

3.21%, 12/15/26 to 10/15/42	18,458,237	2,265,231

3.23%, 2/15/41 to 4/15/42	4,507,633	495,477

3.24%, 7/15/28 to 4/15/42	2,858,642	287,884

3.28%, 6/21/26 to 7/15/42	6,832,498	741,514

3.36%, 3/15/42 to 7/15/42	5,512,712	720,630

3.41%, 4/15/42 to 12/15/42	5,897,992	831,744

3.43%, 11/7/39 to 2/15/42	3,576,712	483,944

3.46%, 2/15/27 to 8/15/42	17,448,576	2,016,211

3.48%, 5/15/36 to 7/15/42	5,820,954	790,462

3.53%, 6/15/26 to 8/15/42	3,312,958	350,291

3.61%, 5/15/32 to 6/15/42	13,866,997	2,005,828

3.64%, 8/15/41 to 12/15/41	3,772,325	560,609

3.66%, 5/15/42 to 7/15/42	12,677,013	1,976,758

3.68%, 11/15/31 to 5/15/42	6,780,344	927,902

3.71%, 1/15/24 to 8/15/42	35,140,965	4,156,143

3.73%, 12/15/36 to 2/15/41	4,958,089	639,392

3.78%, 11/15/26 to 6/15/42	9,912,393	1,134,252

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $61,758,663)		$62,227,983

6	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Senior Floating-Rate Loans — 0.1%(11)
Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Financial Services — 0.1%

Yapi ve Kredi Bankasi AS, Term Loan, 2.15%, (3 mo. EURIBOR + 2.15%), Maturing November 1, 2019(4)(12)	EUR	1,400	$1,561,925

Total Senior Floating-Rate Loans (identified cost $1,586,049)			$1,561,925

Sovereign Loans — 0.1%
Borrower		Principal Amount (000’s omitted)	Value

Nigeria — 0.1%

Bank of Industry Limited Term Loan, 7.98%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(4)(13)		$1,358	$1,350,727

Total Sovereign Loans (identified cost $1,353,930)			$1,350,727

Foreign Government Bonds — 26.2%
Security		Principal Amount (000’s omitted)	Value

Egypt — 0.4%

Egypt Government Bond, 14.40%, 9/10/29	EGP	7,815	$493,952

Egypt Government Bond, 15.60%, 8/6/26	EGP	50,746	3,354,252

Egypt Government Bond, 16.10%, 5/7/29	EGP	17,550	1,211,914

Total Egypt			$5,060,118

Iceland — 2.7%

Republic of Iceland, 5.00%, 11/15/28	ISK	1,137,440	$10,329,093

Republic of Iceland, 6.50%, 1/24/31	ISK	1,253,382	13,039,403

Republic of Iceland, 8.00%, 6/12/25	ISK	1,331,322	13,340,098

Total Iceland			$36,708,594

Indonesia — 2.5%

Indonesia Government Bond, 7.50%, 8/15/32	IDR	21,846,000	$1,578,884

Indonesia Government Bond, 7.50%, 5/15/38	IDR	75,000,000	5,345,028

Indonesia Government Bond, 8.25%, 5/15/29	IDR	98,250,000	7,627,621

Indonesia Government Bond, 8.25%, 5/15/36	IDR	255,291,000	19,338,374

Total Indonesia			$33,889,907

Security		Principal Amount (000’s omitted)	Value

Japan — 6.5%

Japan Government CPI Linked Bond, 0.10%, 3/10/27(14)	JPY	6,619,535	$63,410,205

Japan Government CPI Linked Bond, 0.10%, 3/10/28(14)	JPY	2,624,154	25,210,779

Total Japan			$88,620,984

New Zealand — 6.2%

New Zealand Government Bond, 2.00%, 9/20/25(14)(15)	NZD	43,566	$31,275,017

New Zealand Government Bond, 2.50%, 9/20/35(14)(15)	NZD	610	517,539

New Zealand Government Bond, 3.00%, 9/20/30(14)(15)	NZD	63,038	52,648,302

Total New Zealand			$84,440,858

Serbia — 1.5%

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,877,300	$20,033,007

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	97,420	1,091,345

Total Serbia			$21,124,352

Sri Lanka — 0.6%

Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	40,000	$221,447

Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	29,000	165,702

Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	351,000	2,000,642

Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	678,460

Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,212,964

Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	442,939

Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	11,000	64,070

Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	453,000	2,654,937

Total Sri Lanka			$8,441,161

Thailand — 2.3%

Thailand Government Bond, 1.25%, 3/12/28(14)(15)	THB	994,306	$32,111,668

Total Thailand			$32,111,668

Ukraine — 3.5%

Ukraine Government Bond, 14.30%, 7/8/20	UAH	172,382	$6,903,622

Ukraine Government Bond, 16.00%, 8/11/21	UAH	213,050	8,741,212

Ukraine Government Bond, 16.06%, 8/3/22	UAH	25,000	1,050,400

Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(5)(15)(16)	USD	9,975	9,400,440

Ukraine Government International Bond, 15.84%, 2/26/25	UAH	255,480	11,150,385

7	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Ukraine (continued)

Ukraine Government International Bond, 17.00%, 5/11/22	UAH	238,050	$10,005,014

Total Ukraine			$47,251,073

Total Foreign Government Bonds (identified cost $341,874,644)			$357,648,715

Foreign Corporate Bonds — 3.9%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.3%

Generacion Mediterranea SA/Central Termica Roca SA, 15.00%, 5/5/23(5)	USD	1,250	$1,156,250

Pampa Energia SA, 7.50%, 1/24/27(15)	USD	2,000	1,612,020

Telecom Argentina SA, 8.00%, 7/18/26(15)	USD	1,900	1,714,750

YPF SA, 63.354%, (BADLAR + 4.00%), 7/7/20(4)(15)	USD	1,250	274,125

Total Argentina			$4,757,145

Belarus — 0.1%

Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(15)	USD	1,900	$2,050,100

Total Belarus			$2,050,100

Brazil — 0.2%

Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(15)	USD	1,420	$1,398,475

Oi SA, 10.00%, (10.00% cash or 12.00% (8.00% cash and 4.00% PIK)), 7/27/25(17)	USD	760	690,650

Total Brazil			$2,089,125

Bulgaria — 0.1%

Eurohold Bulgaria AD, 6.50%, 12/7/22(15)	EUR	1,200	$1,334,545

Total Bulgaria			$1,334,545

Canada — 0.1%

First Quantum Minerals, Ltd., 6.875%, 3/1/26(15)	USD	1,170	$1,150,987

Total Canada			$1,150,987

China — 0.2%

CAR, Inc., 6.125%, 2/4/20(15)	USD	1,000	$990,100

CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(15)	USD	500	502,747

KWG Group Holdings, Ltd., 6.00%, 9/15/22(15)	USD	550	547,508

Security		Principal Amount (000’s omitted)	Value

China (continued)

Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(15)	USD	500	$514,375

Times China Holdings, Ltd., 6.25%, 1/17/21(15)	USD	500	505,750

Total China			$3,060,480

Colombia — 0.2%

Frontera Energy Corp., 9.70%, 6/25/23(15)	USD	2,000	$2,137,500

Total Colombia			$2,137,500

El Salvador — 0.1%

AES El Salvador Trust II, 6.75%, 3/28/23(15)	USD	2,000	$2,004,800

Total El Salvador			$2,004,800

Georgia — 0.3%

JSC Georgia Capital, 6.125%, 3/9/24(15)	USD	1,650	$1,567,500

Silknet JSC, 11.00%, 4/2/24(15)	USD	1,930	2,123,984

TBC Bank JSC, 5.75%, 6/19/24(15)	USD	362	369,693

Total Georgia			$4,061,177

Iceland — 0.7%

Arion Banki HF, 6.00%, 4/12/24(15)	ISK	540,000	$4,753,291

Islandsbanki HF, 6.40%, 10/26/23	ISK	240,000	2,120,084

Landsbankinn HF, 5.00%, 11/23/23(15)	ISK	360,000	3,028,006

WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(4)(18)	EUR	900	100,387

WOW Air HF, 0.00%(18)(19)	EUR	20	2,208

Total Iceland			$10,003,976

Indonesia — 0.1%

Pertamina Persero PT, 5.25%, 5/23/21(15)	USD	1,000	$1,043,265

Total Indonesia			$1,043,265

Ireland — 0.2%

Aragvi Finance International DAC, 12.00%, 4/9/24(15)	USD	2,000	$2,080,000

Total Ireland			$2,080,000

Lebanon — 0.1%

BLOM Bank SAL, 7.50%, 5/4/23(15)	USD	800	$819,000

Total Lebanon			$819,000

8	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Mexico — 0.2%

Banco Mercantil del Norte SA/Grand Cayman, 7.50% to 6/27/29(15)(19)(20)	USD	850	$887,400

Grupo Kaltex SA de CV, 8.875%, 4/11/22(15)	USD	2,937	2,511,164

Total Mexico			$3,398,564

Netherlands — 0.2%

Braskem Netherlands Finance BV, 5.875%, 1/31/50(15)	USD	810	$807,100

Metinvest BV, 7.75%, 4/23/23(15)	USD	461	483,155

MV24 Capital BV, 6.748%, 6/1/34(15)	USD	1,600	1,676,800

Total Netherlands			$2,967,055

Nigeria — 0.2%

SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(15)	USD	2,000	$2,117,500

Total Nigeria			$2,117,500

Panama — 0.1%

Promerica Financial Corp., 9.70%, 5/14/24(15)	USD	1,300	$1,353,638

Total Panama			$1,353,638

Russia — 0.1%

Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22(15)	USD	1,250	$1,318,721

Total Russia			$1,318,721

Saint Lucia — 0.1%

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(15)	USD	1,364	$1,299,210

Total Saint Lucia			$1,299,210

Saudi Arabia — 0.1%

Dar Al-Arkan Sukuk Co., Ltd., 6.75%, 2/15/25(15)	USD	550	$538,208

Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(15)	USD	1,500	1,513,116

Total Saudi Arabia			$2,051,324

Spain — 0.1%

Atento Luxco 1 SA, 6.125%, 8/10/22(15)	USD	1,067	$1,091,008

Total Spain			$1,091,008

Security		Principal Amount (000’s omitted)	Value

Ukraine — 0.1%

Kernel Holding SA, 8.75%, 1/31/22(15)	USD	1,500	$1,591,620

Total Ukraine			$1,591,620

Total Foreign Corporate Bonds (identified cost $54,704,824)			$53,780,740

Corporate Bonds — 0.2%
Security		Principal Amount (000’s omitted)	Valued

Oil & Gas — 0.2%

HKN Energy, Ltd., 11.00%, 3/6/24		$1,000	$1,036,250

Reliance Holding USA, Inc., 5.40%, 2/14/22(15)		1,750	1,862,175

Total Corporate Bonds (identified cost $2,859,718)			$2,898,425

Common Stocks — 0.3%
Security		Shares	Value

Iceland — 0.3%

Arion Banki HF(5)		2,497,017	$1,556,863

Eik Fasteignafelag HF		3,180,300	201,120

Eimskipafelag Islands HF		326,400	449,413

Hagar HF		1,349,100	453,685

Reginn HF(21)		1,843,700	295,571

Reitir Fasteignafelag HF		875,500	526,888

Siminn HF		13,623,900	522,672

Sjova-Almennar Tryggingar HF		502,044	64,962

Total Iceland			$4,071,174

Total Common Stocks (identified cost $5,993,242)			$4,071,174

Closed-End Funds — 2.5%
Security		Shares	Value

BlackRock Corporate High Yield Fund, Inc.		1,000,336	$10,933,673

BlackRock Multi-Sector Income Trust		278,029	4,768,197

Nuveen Global High Income Fund		456,000	7,159,200

PGIM Global High Yield Fund, Inc.		293,307	4,223,621

Western Asset High Income Opportunity Fund, Inc.		1,288,797	6,469,761

Total Closed-End Funds (identified cost $34,860,007)			$33,554,452

9	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Other — 3.0%
Security		Principal Amount/ Shares	Value

Altair V Reinsurance(12)(21)(22)(23)		1,932	$19,318

Altair VI Reinsurance(12)(21)(22)(23)		1,000	674,500

Blue Lotus Re, Ltd.(12)(21)(22)(23)		6,000	6,472,800

Eden Re II, Ltd., Series 2018A, 0.00%, 3/22/22(5)(12)(22)		$65,236	282,498

Eden Re II, Ltd., Series 2018B, 0.00%, 3/22/22(5)(12)(22)		$132,324	705,021

Eden Re II, Ltd., Series 2019A, 0.00%, 3/22/23(5)(12)(22)		$500,000	566,200

Eden Re II, Ltd., Series 2019B, 0.00%, 3/22/23(5)(12)(22)		$9,500,000	10,752,100

Mt. Logan Re, Ltd., Series 13 Preference Shares(12)(21)(22)(23)		2,000	1,365,882

Mt. Logan Re, Ltd., Special Investment Series 13(12)(21)(22)(23)		10,000	8,970,997

Sussex Capital, Ltd., Designated Investment Series 5(12)(21)(22)(23)		249	250,246

Sussex Capital, Ltd., Series 5 Preference Shares(12)(21)(22)(23)		6,000	6,135,186

Versutus Re, Ltd.(12)(21)(22)(23)		4,000	4,242,800

Total Other (identified cost $40,799,738)			$40,437,548

U.S. Treasury Obligations — 2.9%
Security		Principal Amount	Value

U.S. Treasury Inflation-Protected Note, 0.50%, 4/15/24(24)		$38,858,950	$39,356,157

Total U.S. Treasury Obligations (identified cost $39,327,339)			$39,356,157

Short-Term Investments — 13.8%

Foreign Government Securities — 3.5%
Security		Principal Amount (000’s omitted)	Value

Egypt — 2.0%

Egypt Treasury Bill, 0.00%, 11/19/19	EGP	39,150	$2,413,782

Egypt Treasury Bill, 0.00%, 3/3/20	EGP	198,625	11,727,556

Egypt Treasury Bill, 0.00%, 8/4/20	EGP	230,475	12,734,386

Total Egypt			$26,875,724

Security		Principal Amount (000’s omitted)	Value

Pakistan — 1.5%

Pakistan Treasury Bill, 0.00%, 12/5/19	PKR	1,294,100	$8,215,933

Pakistan Treasury Bill, 0.00%, 12/19/19	PKR	1,274,800	8,052,096

Pakistan Treasury Bill, 0.00%, 1/16/20	PKR	619,500	3,875,111

Total Pakistan			$20,143,140

Total Foreign Government Securities (identified cost $46,199,544)			$47,018,864

U.S. Treasury Obligations — 0.6%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 12/5/19(25)		$1,500	$1,497,733

U.S. Treasury Bill, 0.00%, 12/12/19(25)		7,000	6,988,002

Total U.S. Treasury Obligations (identified cost $8,485,735)			$8,485,735

Other — 9.7%
Description		Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.97%(26)		132,568,586	$132,568,586

Total Other (identified cost $132,558,281)			$132,568,586

Total Short-Term Investments (identified cost $187,243,560)			$188,073,185

Total Purchased Options and Swaptions — 1.1% (identified cost $15,890,359)			$15,682,505

Total Investments — 100.5% (identified cost $1,435,581,867)			$1,374,005,880

Total Written Options — (0.0)%(27) (premiums received $158,824)			$(17,500)

Other Assets, Less Liabilities — (0.5)%			$(6,916,680)

Net Assets — 100.0%			$1,367,071,700

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2019.

10	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

(2)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2019.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $250,291,848 or 18.3% of the Portfolio’s net assets.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2019.

(7)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2019.

(8)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(9)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro rata basis with all securities in the trust.

(10)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2019 of all interest only securities comprising the certificate.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(13)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(14)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(15)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2019, the aggregate value of these securities is $177,526,302 or 13.0% of the Portfolio’s net assets.

(16)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(17)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(18)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(19)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(20)	Security converts to variable rate after the indicated fixed-rate coupon period.

(21)	Non-income producing security.

(22)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(23)	Restricted security (see Note 5).

(24)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(25)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(26)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

(27)	Amount is less than 0.05% or (0.05)%, as applicable.

11	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Purchased Interest Rate Swaptions — 0.9%

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 2/2/48 to pay 3-month USD-LIBOR Rate and receive 2.908%	Bank of America, N.A.	$40,000,000	1/31/28	$8,634,757

Option to enter into interest rate swap expiring 2/2/48 to receive 3-month USD-LIBOR Rate and pay 2.908%	Bank of America, N.A.	40,000,000	1/31/28	1,927,050

Option to enter into interest rate swap expiring 12/15/47 to pay 3-month USD-LIBOR Rate and receive 2.68%	Morgan Stanley & Co. International PLC	10,000,000	12/13/27	1,877,482

Option to enter into interest rate swap expiring 12/15/47 to receive 3-month USD-LIBOR Rate and pay 2.68%	Morgan Stanley & Co. International PLC	10,000,000	12/13/27	584,684

Total				$13,023,973

Purchased Call Options — 0.2%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price/Spread		Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Morgan Stanley & Co. International PLC	Not Applicable	USD	450,000,000		0.45%	6/21/21	$437,882

Euro Stoxx 50 Index	Goldman Sachs International	4,258	EUR	15,347,578	EUR	3,100	5/3/22	2,203,150

Total								$2,641,032

Purchased Put Options — 0.0%(27)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value

IMM Euro Futures 3/2020	2,800	USD	688,730,000	USD	97.25	3/16/20	$17,500

Total							$17,500

Written Put Options — (0.0)%(27)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value

IMM Euro Futures 3/2020	2,800	USD	688,730,000	USD	96.88	3/16/20	$(17,500)

Total							$(17,500)

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	32,069,930	USD	35,584,474	11/1/19	$183,109

EUR	23,551,117	USD	26,132,084	11/1/19	134,469

EUR	32,069,930	USD	35,671,383	11/1/19	96,200

12	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	23,551,117	USD	26,195,907	11/1/19	$70,646

EUR	917,458	USD	1,011,433	11/1/19	11,807

EUR	962,853	USD	1,068,285	11/1/19	5,584

EUR	962,853	USD	1,070,981	11/1/19	2,888

EUR	917,458	USD	1,020,489	11/1/19	2,752

KRW	754,834,312	USD	646,622	11/1/19	2,167

USD	1,020,489	EUR	917,458	11/1/19	(2,752)

USD	1,070,981	EUR	962,853	11/1/19	(2,888)

USD	1,017,920	EUR	917,458	11/1/19	(5,321)

USD	1,061,478	EUR	962,853	11/1/19	(12,392)

USD	26,195,907	EUR	23,551,117	11/1/19	(70,646)

USD	35,671,383	EUR	32,069,930	11/1/19	(96,199)

USD	25,963,458	EUR	23,551,117	11/1/19	(303,095)

USD	35,354,853	EUR	32,069,930	11/1/19	(412,730)

USD	646,041	KRW	754,834,312	11/1/19	(2,749)

BRL	69,000,000	USD	16,566,826	11/4/19	638,012

BRL	98,579,000	USD	24,619,515	11/4/19	(39,288)

NZD	23,950,000	USD	15,215,435	11/4/19	140,112

NZD	20,986,000	USD	13,332,406	11/4/19	122,772

NZD	6,569,000	USD	4,213,028	11/4/19	(1,313)

NZD	6,570,000	USD	4,213,670	11/4/19	(1,313)

NZD	7,497,000	USD	4,808,201	11/4/19	(1,498)

NZD	7,498,000	USD	4,808,842	11/4/19	(1,498)

NZD	7,847,000	USD	5,032,673	11/4/19	(1,568)

NZD	8,955,000	USD	5,743,289	11/4/19	(1,790)

USD	17,232,337	BRL	69,000,000	11/4/19	27,499

USD	24,494,720	BRL	98,579,000	11/4/19	(85,507)

USD	15,360,333	NZD	23,950,000	11/4/19	4,786

USD	13,459,371	NZD	20,986,000	11/4/19	4,194

USD	4,152,864	NZD	6,570,000	11/4/19	(59,492)

USD	4,151,575	NZD	6,569,000	11/4/19	(60,140)

USD	4,738,816	NZD	7,497,000	11/4/19	(67,887)

USD	4,738,699	NZD	7,498,000	11/4/19	(68,645)

USD	4,956,887	NZD	7,847,000	11/4/19	(74,218)

USD	5,656,802	NZD	8,955,000	11/4/19	(84,698)

AUD	11,069,000	USD	7,503,122	11/12/19	129,064

AUD	4,805,000	USD	3,266,367	11/12/19	46,728

JPY	1,531,066,000	USD	14,614,800	11/12/19	(431,210)

JPY	1,531,067,000	USD	14,625,201	11/12/19	(441,603)

USD	208,087	IDR	2,917,378,931	11/12/19	612

USD	3,559,329	KRW	4,309,280,000	11/12/19	(139,329)

USD	209,572	KRW	253,572,061	11/12/19	(8,069)

USD	2,252,000	KRW	2,728,073,000	11/12/19	(89,507)

USD	3,551,849	KRW	4,309,281,000	11/12/19	(146,810)

USD	1,523,732	NZD	2,387,000	11/12/19	(6,861)

13	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	1,522,605	NZD	2,387,000	11/12/19	$(7,987)

USD	4,112,863	NZD	6,443,000	11/12/19	(18,518)

USD	4,109,822	NZD	6,443,000	11/12/19	(21,559)

USD	11,767,522	SEK	113,333,000	11/13/19	24,474

USD	21,986,575	AUD	32,500,000	11/15/19	(424,315)

AUD	5,654,000	USD	3,840,706	11/18/19	58,416

AUD	5,654,000	USD	3,844,126	11/18/19	54,995

PEN	36,689,105	USD	10,961,788	11/18/19	3,112

USD	2,614,968	NZD	4,040,000	11/18/19	24,119

USD	2,612,609	NZD	4,040,000	11/18/19	21,760

USD	10,863,121	PEN	36,689,105	11/18/19	(101,779)

NZD	248,974	USD	156,091	11/25/19	3,598

USD	3,829,880	NZD	5,957,000	11/25/19	9,111

USD	3,379,193	NZD	5,256,000	11/25/19	8,039

USD	2,642,140	NZD	4,113,427	11/25/19	3,823

USD	2,331,234	NZD	3,629,392	11/25/19	3,373

USD	3,688,459	NZD	5,883,291	11/25/19	(85,034)

JPY	3,170,974,613	USD	29,689,106	11/27/19	(288,525)

USD	90,405,346	JPY	9,655,833,384	11/27/19	878,577

USD	15,174,017	JPY	1,620,676,052	11/27/19	147,464

USD	11,359,343	ZAR	166,804,000	11/29/19	357,380

BRL	98,579,000	USD	24,447,035	12/3/19	88,005

AUD	6,908,000	USD	4,675,265	12/6/19	90,940

AUD	4,682,024	USD	3,145,253	12/6/19	85,131

NZD	706,000	USD	442,937	12/6/19	9,985

PHP	220,931,000	USD	4,213,667	12/6/19	132,552

USD	10,494,353	NZD	16,727,000	12/6/19	(236,563)

PHP	147,800,000	USD	2,823,197	12/10/19	83,928

PHP	62,901,000	USD	1,203,916	12/10/19	33,304

USD	312,852	KRW	371,746,000	12/11/19	(5,031)

USD	511,850	KRW	608,359,000	12/11/19	(8,362)

USD	511,024	KRW	608,359,000	12/11/19	(9,188)

USD	510,904	KRW	608,359,000	12/11/19	(9,308)

EUR	20,440,000	USD	22,600,406	12/13/19	256,828

EUR	917,458	USD	1,020,700	12/13/19	5,257

EUR	48,352	USD	54,680	12/13/19	(610)

USD	1,071,203	EUR	962,853	12/13/19	(5,517)

AUD	23,324,272	USD	15,843,865	12/16/19	252,847

AUD	19,138,000	USD	13,194,474	12/16/19	13,179

JPY	3,157,340,581	USD	29,214,618	12/16/19	100,211

USD	4,318,936	NZD	6,837,000	12/16/19	(67,989)

NOK	154,000,000	USD	16,890,734	12/20/19	(139,051)

NOK	154,333,840	USD	17,142,966	12/20/19	(354,969)

USD	56,297	IDR	810,509,813	1/6/20	(870)

EUR	40,535	USD	45,136	1/7/20	282

14	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	995,909	EUR	900,000	1/7/20	$(12,513)

USD	5,635,819	EUR	5,093,075	1/7/20	(70,814)

USD	15,517,361	EUR	14,023,000	1/7/20	(194,974)

KRW	438,360,000	USD	367,277	1/8/20	7,791

USD	26,275,039	EUR	23,551,117	1/8/20	(114,884)

USD	35,779,138	EUR	32,069,930	1/8/20	(156,439)

USD	19,325,659	KRW	23,199,487,341	1/8/20	(524,193)

AUD	38,141,000	USD	26,095,119	1/9/20	242,554

USD	2,101,230	NZD	3,321,000	1/9/20	(30,564)

USD	2,420,066	NZD	3,819,000	1/9/20	(31,401)

USD	5,063,840	NZD	8,000,000	1/9/20	(71,466)

USD	5,673,511	NZD	8,967,000	1/9/20	(82,526)

USD	6,532,721	NZD	10,309,000	1/9/20	(84,763)

USD	4,510,050	NZD	7,171,000	1/21/20	(94,059)

INR	263,940,000	USD	3,660,749	1/22/20	18,734

USD	16,241,197	EUR	14,257,607	1/22/20	251,180

USD	7,282,712	EUR	6,508,000	1/22/20	(16,060)

USD	900,186	NZD	1,403,967	1/23/20	(1,256)

USD	16,598,687	NZD	25,888,000	1/23/20	(23,163)

USD	6,411,911	NZD	9,986,000	1/28/20	(328)

USD	8,481,065	NZD	13,208,530	1/28/20	(434)

USD	20,374,765	KRW	23,867,000,000	1/29/20	(61,162)

USD	648,177	KRW	754,834,312	1/29/20	1,856

USD	13,162,283	KRW	15,416,982,034	1/29/20	(38,384)

USD	13,355,490	NZD	20,986,000	2/3/20	(121,491)

USD	15,241,780	NZD	23,950,000	2/3/20	(138,650)

					$(1,479,509)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

KRW	754,834,312	USD	646,041	Australia and New Zealand Banking Group Limited	11/1/19	$2,749	$—

USD	630,760	KRW	754,834,312	Australia and New Zealand Banking Group Limited	11/1/19	—	(18,031)

BRL	29,579,000	USD	7,182,627	Standard Chartered Bank	11/4/19	192,762	—

USD	7,387,178	BRL	29,579,000	Standard Chartered Bank	11/4/19	11,788	—

NZD	7,800,000	USD	5,002,231	UBS AG	11/5/19	—	(1,260)

IDR	93,360,328,800	USD	6,584,970	Australia and New Zealand Banking Group Limited	11/12/19	54,512	—

KRW	2,501,210,000	USD	2,108,613	Australia and New Zealand Banking Group Limited	11/12/19	38,178	—

TRY	10,965,000	USD	1,845,003	Standard Chartered Bank	11/12/19	67,380	—

15	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	682,157	IDR	9,701,632,750	Standard Chartered Bank	11/12/19	$—	$(7,792)

USD	6,942,263	IDR	98,712,821,000	Standard Chartered Bank	11/12/19	—	(77,872)

USD	1,892,475	TRY	10,965,000	Goldman Sachs International	11/12/19	—	(19,908)

USD	2,087,629	TRY	12,090,000	Goldman Sachs International	11/12/19	—	(20,963)

NOK	229,300,000	EUR	22,780,899	Standard Chartered Bank	11/15/19	—	(489,430)

INR	1,296,260,000	USD	18,088,013	Standard Chartered Bank	11/22/19	126,994	—

RSD	113,704,811	EUR	965,195	JPMorgan Chase Bank, N.A.	11/22/19	2,043	—

USD	11,572,603	INR	821,200,000	Australia and New Zealand Banking Group Limited	11/22/19	33,125	—

USD	4,628,047	INR	329,000,000	Australia and New Zealand Banking Group Limited	11/22/19	4,949	—

USD	5,231,463	ZAR	75,388,000	Standard Chartered Bank	11/29/19	259,065	—

USD	2,533,330	ZAR	37,173,000	Standard Chartered Bank	12/3/19	82,810	—

EUR	1,490,149	USD	1,662,661	Bank of America, N.A.	12/6/19	2,786	—

USD	1,351,569	EUR	1,209,781	Citibank, N.A.	12/6/19	—	(527)

USD	1,561,345	EUR	1,397,550	Citibank, N.A.	12/6/19	—	(609)

USD	1,665,932	EUR	1,491,165	Citibank, N.A.	12/6/19	—	(650)

USD	11,372,186	EUR	10,179,171	Citibank, N.A.	12/6/19	—	(4,436)

USD	2,477,100	THB	75,920,000	Standard Chartered Bank	12/6/19	—	(37,922)

USD	2,641,333	THB	80,939,000	Standard Chartered Bank	12/6/19	—	(39,955)

PHP	149,210,000	USD	2,855,967	UBS AG	12/10/19	78,891	—

KRW	187,100,000	USD	159,877	Australia and New Zealand Banking Group Limited	12/11/19	113	—

KRW	125,000,000	USD	106,804	Australia and New Zealand Banking Group Limited	12/11/19	84	—

KRW	1,551,190,000	USD	1,332,182	Australia and New Zealand Banking Group Limited	12/11/19	—	(5,749)

USD	1,808,807	THB	55,392,000	Standard Chartered Bank	12/16/19	—	(26,445)

USD	3,206,808	THB	98,170,000	Standard Chartered Bank	12/16/19	—	(45,769)

USD	4,108,675	THB	125,822,000	Standard Chartered Bank	12/16/19	—	(60,070)

USD	7,284,160	THB	222,990,000	Standard Chartered Bank	12/16/19	—	(103,962)

SEK	324,025,000	EUR	30,174,066	State Street Bank and Trust Company	12/23/19	—	(113,594)

USD	675,193	KRW	785,940,000	Australia and New Zealand Banking Group Limited	12/26/19	2,926	—

INR	233,200,000	USD	3,266,564	Australia and New Zealand Banking Group Limited	12/30/19	—	(6,622)

INR	821,200,000	USD	11,514,641	Australia and New Zealand Banking Group Limited	1/6/20	—	(44,166)

USD	2,492,156	IDR	35,602,224,306	Australia and New Zealand Banking Group Limited	1/8/20	—	(18,332)

USD	20,704,922	IDR	295,784,606,494	Australia and New Zealand Banking Group Limited	1/8/20	—	(152,302)

USD	53,333	KRW	62,050,000	Australia and New Zealand Banking Group Limited	1/8/20	242	—

USD	71,066	KRW	83,100,000	Australia and New Zealand Banking Group Limited	1/8/20	—	(36)

USD	2,112,090	KRW	2,501,210,000	Australia and New Zealand Banking Group Limited	1/8/20	—	(27,985)

16	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	71,110	KRW	82,730,000	Australia and New Zealand Banking Group Limited	1/9/20	$323	$—

USD	17,788	KRW	20,800,000	Australia and New Zealand Banking Group Limited	1/9/20	—	(9)

THB	163,241,000	USD	5,338,686	Standard Chartered Bank	1/10/20	71,754	—

THB	140,486,515	USD	4,596,094	Standard Chartered Bank	1/10/20	60,174	—

USD	3,961,812	IDR	56,613,169,200	Australia and New Zealand Banking Group Limited	1/10/20	—	(29,290)

USD	8,042,895	THB	245,843,152	Standard Chartered Bank	1/10/20	—	(105,301)

USD	9,342,414	THB	285,663,000	Standard Chartered Bank	1/10/20	—	(125,566)

USD	6,526,999	IDR	93,360,328,800	Australia and New Zealand Banking Group Limited	1/17/20	—	(49,101)

INR	95,800,000	USD	1,338,170	Australia and New Zealand Banking Group Limited	1/22/20	—	(2,660)

USD	71,098	KRW	83,100,000	Australia and New Zealand Banking Group Limited	1/22/20	—	(39)

USD	106,936	KRW	125,000,000	Australia and New Zealand Banking Group Limited	1/22/20	—	(68)

USD	2,592,266	THB	78,429,000	Standard Chartered Bank	1/24/20	—	(7,633)

USD	533,632	KRW	620,480,000	Australia and New Zealand Banking Group Limited	1/29/20	2,350	—

USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(446,471)

USD	11,881,604	OMR	4,666,500	BNP Paribas	4/8/21	—	(89,352)

USD	11,896,188	OMR	4,664,971	Standard Chartered Bank	4/26/21	—	(64,188)

USD	8,234,546	OMR	3,237,000	BNP Paribas	7/6/21	—	(46,527)

USD	5,188,295	OMR	2,039,000	BNP Paribas	7/12/21	—	(27,023)

USD	961,832	OMR	378,000	BNP Paribas	7/19/21	—	(4,801)

						$1,095,998	$(2,322,416)

Forward Volatility Agreements

Reference Entity	Counterparty	Settlement Date(1)	Notional Amount (000’s omitted)	Value/Unrealized Appreciation (Depreciation)

Straddle swaption on floating rate (3-month USD-LIBOR) versus fixed rate interest rate swap, maturing June 11, 2055, 5-year term	Bank of America, N.A.	6/10/20	$35,000	$87,117

				$87,117

(1)

At the settlement date, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $7,787,500 and an interest rate component to be determined at a future date.

17	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures

Gold	244	Long	12/27/19	$36,961,120	$707,800

Interest Rate Futures

Japan 10-Year Bond	68	Short	12/13/19	(96,940,458)	513,196

U.S. 5-Year Treasury Note	52	Long	12/31/19	6,198,563	(39,813)

					$1,181,183

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,111	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(408,839)

EUR	5,125	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(426,844)

EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(433,213)

EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	(1,947,989)

EUR	5,111	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	846,935

EUR	5,125	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	855,373

EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	869,935

EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	4,034,542

USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.89% (pays upon termination)	7/16/24	(562,547)

USD	58,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.58% (pays upon termination)	9/6/24	64,100

USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	1,510,627

18	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	$(2,588,929)

USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(224,828)

USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(234,434)

USD	8,800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(1,841,684)

USD	13,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	1/9/49	(1,206,099)

							$(1,693,894)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$(627,589)

BNP Paribas	USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.75% (pays upon termination)	6/22/26	74,031

Goldman Sachs International	USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	3/23/26	(59,520)

Goldman Sachs International	USD	29,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	4/1/26	(325,901)

								$(938,979)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

19	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	33,068	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.93% (pays upon termination)	1/2/23	$150,311	$—	$150,311

CLP	7,992,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.15% (pays semi-annually)	10/22/24	26,346	—	26,346

CNY	50,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	25,529	—	25,529

CNY	152,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	76,586	—	76,586

CNY	50,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	26,287	—	26,287

CNY	81,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	43,282	—	43,282

CNY	276,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.02% (pays quarterly)	5/15/24	(101,969)	—	(101,969)

CNY	21,530	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(26,095)	—	(26,095)

CNY	16,148	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(19,267)	—	(19,267)

CNY	16,147	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(19,062)	—	(19,062)

CNY	32,296	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(38,126)	—	(38,126)

CNY	8,074	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(9,404)	—	(9,404)

CNY	24,760	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(28,840)	—	(28,840)

CNY	10,765	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	(14,920)	—	(14,920)

CNY	199,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	(190,235)	—	(190,235)

CNY	155,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	(146,512)	—	(146,512)

CNY	126,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	(115,405)	—	(115,405)

CNY	66,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.96% (pays quarterly)	6/12/24	(56,148)	—	(56,148)

CNY	21,040	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	16,209	—	16,209

COP	49,133,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.70% (pays quarterly)	10/21/24	36,464	—	36,464

CZK	251,830	Receives	6-month CZK PRIBOR (pays semi-annually)	1.82% (pays annually)	10/18/24	(48,899)	—	(48,899)

HUF	1,495,700	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(364,866)	—	(364,866)

HUF	1,450,029	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(327,202)	—	(327,202)

20	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

HUF	587,850	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	$(138,360)	$—	$(138,360)

HUF	573,154	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(135,564)	—	(135,564)

HUF	583,931	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(164,110)	—	(164,110)

HUF	1,485,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(398,947)	—	(398,947)

HUF	707,985	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(184,616)	—	(184,616)

HUF	285,989	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(75,563)	—	(75,563)

HUF	428,517	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(143,000)	—	(143,000)

HUF	286,920	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(103,390)	—	(103,390)

HUF	281,331	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(98,633)	—	(98,633)

HUF	279,468	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(95,703)	—	(95,703)

HUF	769,469	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(267,987)	—	(267,987)

JPY	875,012	Receives	6-month JPY-LIBOR (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	(1,335,582)	—	(1,335,582)

MXN	1,081,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	4,634,965	—	4,634,965

NZD	65,710	Receives	3-month NZD Bank Bill (pays quarterly)	3.32% (pays semi-annually)	2/19/28	(6,973,514)	—	(6,973,514)

NZD	5,220	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(347,330)	—	(347,330)

NZD	6,500	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(435,310)	—	(435,310)

PLN	21,649	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	169,250	—	169,250

PLN	7,837	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	69,059	—	69,059

PLN	28,997	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	265,448	—	265,448

PLN	8,288	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	102,608	—	102,608

PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	149,954	—	149,954

PLN	8,425	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	101,415	—	101,415

PLN	10,411	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	123,380	—	123,380

PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	50,059	—	50,059

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	6,247	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	$78,448	$—	$78,448

PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	75,267	—	75,267

PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	73,624	—	73,624

PLN	4,165	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	70,342	—	70,342

PLN	11,509	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	197,840	—	197,840

SGD	18,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	495,118	—	495,118

SGD	9,630	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	263,323	—	263,323

SGD	10,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	273,441	—	273,441

SGD	15,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	410,161	—	410,161

SGD	25,150	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	453,691	—	453,691

SGD	26,350	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	466,084	—	466,084

SGD	3,317	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	4,218	—	4,218

SGD	2,885	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	3,924	—	3,924

SGD	3,245	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	6,139	—	6,139

SGD	3,245	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.57% (pays semi-annually)	8/14/24	6,426	—	6,426

SGD	4,688	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.57% (pays semi-annually)	8/14/24	9,284	—	9,284

USD	342,000	Pays	3-month USD-LIBOR (pays quarterly)	2.57% (pays semi-annually)	3/14/21	4,365,862	—	4,365,862

USD	185,000	Pays	3-month USD-LIBOR (pays quarterly)	1.51% (pays semi-annually)	10/25/23	414,317	—	414,317

USD	132,000	Pays	3-month USD-LIBOR (pays quarterly)	2.51% (pays semi-annually)	3/12/24	5,747,556	—	5,747,556

USD	68,000	Pays	3-month USD-LIBOR (pays quarterly)	2.42% (pays semi-annually)	4/24/24	2,752,656	—	2,752,656

USD	80,000	Pays	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	6/27/24	1,078,274	—	1,078,274

USD	40,459	Pays	3-month USD-LIBOR (pays quarterly)	1.86% (pays semi-annually)	7/16/24	864,305	—	864,305

USD	64,000	Pays	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	9/6/24	(746,683)	—	(746,683)

USD	53,000	Pays	3-month USD-LIBOR (pays quarterly)	2.34% (pays semi-annually)	5/17/29	3,852,343	—	3,852,343

22	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	40,000	Receives	3-month USD-LIBOR (pays quarterly)	1.78% (pays semi-annually)	10/27/31	$(379,979)	$—	$(379,979)

USD	11,693	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	9/20/47	(1,830,188)	(104,581)	(1,934,769)

USD	15,500	Pays	3-month USD-LIBOR (pays quarterly)	2.01% (pays semi-annually)	12/15/47	199,000	—	199,000

USD	1,000	Pays	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	3/21/48	158,482	118,116	276,598

USD	3,250	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	12/21/48	(861,672)	—	(861,672)

USD	4,570	Receives	3-month USD-LIBOR (pays quarterly)	2.60% (pays semi-annually)	3/27/49	(848,838)	35,754	(813,084)

USD	4,500	Receives	3-month USD-LIBOR (pays quarterly)	2.67% (pays semi-annually)	4/8/49	(905,492)	—	(905,492)

USD	21,875	Receives	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	5/17/49	(3,930,906)	—	(3,930,906)

USD	7,500	Receives	3-month USD-LIBOR (pays quarterly)	2.34% (pays semi-annually)	6/4/49	(987,330)	—	(987,330)

USD	6,400	Receives	3-month USD-LIBOR (pays quarterly)	2.03% (pays semi-annually)	8/6/49	(355,032)	—	(355,032)

USD	7,500	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/16/49	260,234	—	260,234

USD	4,500	Pays	3-month USD-LIBOR (pays quarterly)	1.96% (pays semi-annually)	10/30/49	178,042	—	178,042

USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	6/11/55	(503,361)	—	(503,361)

USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	7/27/55	(649,822)	—	(649,822)

Total						$4,421,691	$49,289	$4,470,980

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

BNP Paribas	MYR	89,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	$(163,400)

Citibank, N.A.	MYR	56,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	(103,017)

Goldman Sachs International	RUB	757,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.07% (pays annually)	10/7/24	155,925

JPMorgan Chase Bank, N.A.	MYR	106,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	(195,238)

Standard Chartered Bank	MYR	72,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	10/4/24	(139,215)

Total							$(444,945)

23	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Lebanon	$500	1.00% (pays quarterly)(1)	12/20/20	$174,431	$(175,000)	$(569)

Malaysia	107,070	1.00% (pays quarterly)(1)	12/20/24	(3,080,801)	2,699,030	(381,771)

				$(2,906,370)	$2,524,030	$(382,340)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Barclays Bank PLC	$11,700	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	12/20/19	$(54,526)

Barclays Bank PLC	3,500	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	12/20/19	105,449

Goldman Sachs International	55,600	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	12/20/19	(361,562)

					$(310,639)

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	11.57% on TRY 12,090,000 (pays annually) plus USD 2,095,321	3-month USD-LIBOR on USD 2,095,321 (pays quarterly) plus TRY 12,090,000	10/30/24	$49,950

				$49,950

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

24	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Abbreviations:

BADLAR	–	Buenos Aires Deposits of Large Amount Rate

COF	–	Cost of Funds 11th District

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

AUD	–	Australian Dollar

BRL	–	Brazilian Real

CLP	–	Chilean Peso

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CZK	–	Czech Koruna

EGP	–	Egyptian Pound

EUR	–	Euro

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

LKR	–	Sri Lankan Rupee

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PKR	–	Pakistani Rupee

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

USD	–	United States Dollar

ZAR	–	South African Rand

25	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2019

Unaffiliated investments, at value (identified cost, $1,303,023,586)	$1,241,437,294

Affiliated investment, at value (identified cost, $132,558,281)	132,568,586

Cash	558,962

Deposits for derivatives collateral —

Futures contracts	864,120

Centrally cleared derivatives	32,742,913

OTC derivatives	2,249,340

Foreign currency, at value (identified cost, $3,072,541)	2,509,222

Interest and dividends receivable	12,768,108

Dividends receivable from affiliated investment	176,827

Receivable for investments sold	9,098,490

Receivable for variation margin on open futures contracts	328,949

Receivable for variation margin on open centrally cleared derivatives	1,032,024

Receivable for open forward foreign currency exchange contracts	1,095,998

Receivable for open forward volatility agreements	87,117

Receivable for open swap contracts	385,355

Prepaid expenses	1,008

Total assets	$1,437,904,313

Liabilities

Cash collateral due to brokers	$2,249,340

Written options outstanding, at value (premiums received, $158,824)	17,500

Payable for investments purchased	62,450,762

Payable for open forward foreign currency exchange contracts	2,322,416

Payable for open swap contracts	2,029,968

Payable for closed swap contracts	174,431

Payable to affiliates:

Investment adviser fee	695,985

Trustees’ fees	5,909

Accrued foreign capital gains taxes	293,698

Accrued expenses	592,604

Total liabilities	$70,832,613

Net Assets applicable to investors’ interest in Portfolio	$1,367,071,700

26	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2019

Interest (net of foreign taxes, $1,564,340)	$68,012,879

Dividends (net of foreign taxes, $31,238)	4,523,491

Dividends from affiliated investment	1,496,182

Total investment income	$74,032,552

Expenses

Investment adviser fee	$8,329,721

Trustees’ fees and expenses	75,229

Custodian fee	794,282

Legal and accounting services	240,528

Miscellaneous	210,912

Total expenses	$9,650,672

Net investment income	$64,381,880

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $176,907)	$4,767,609

Investment transactions — affiliated investment	(3,315)

Written options	389,497

Futures contracts	(24,172,718)

Swap contracts	415,106

Foreign currency transactions	2,770,929

Forward foreign currency exchange contracts	589,667

Capital gains distributions received	113,857

Net realized loss	$(15,129,368)

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $293,698)	$15,526,379

Investments — affiliated investment	12,722

Written options	232,934

Futures contracts	(5,806,907)

Swap contracts	(4,345,523)

Forward volatility agreements	995,123

Foreign currency	(121,132)

Forward foreign currency exchange contracts	(9,605,477)

Net change in unrealized appreciation (depreciation)	$(3,111,881)

Net realized and unrealized loss	$(18,241,249)

Net increase in net assets from operations	$46,140,631

27	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$64,381,880	$71,171,008

Net realized gain (loss)	(15,129,368)	19,816,899

Net change in unrealized appreciation (depreciation)	(3,111,881)	(54,200,253)

Net increase in net assets from operations	$46,140,631	$36,787,654

Capital transactions —

Contributions	$176,442,491	$192,566,243

Withdrawals	(345,993,255)	(372,199,188)

Net decrease in net assets from capital transactions	$(169,550,764)	$(179,632,945)

Net decrease in net assets	$(123,410,133)	$(142,845,291)

Net Assets

At beginning of year	$1,490,481,833	$1,633,327,124

At end of year	$1,367,071,700	$1,490,481,833

28	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.69%	0.69%	0.68%	0.66%	0.66%

Net investment income	4.61%	4.47%	3.84%	3.75%	3.63%

Portfolio Turnover	39%	57%	44%	30%	32%

Total Return	3.21%	2.74%	6.70%	0.04%	(0.41)%

Net assets, end of year (000’s omitted)	$1,367,072	$1,490,482	$1,633,327	$1,479,688	$1,859,065

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

29	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2019

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2019, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 93.1% and 6.9%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at October 31, 2019 were $3,256,663 or 0.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit

30

Global Opportunities Portfolio

October 31, 2019

Notes to Consolidated Financial Statements — continued

on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

31

Global Opportunities Portfolio

October 31, 2019

Notes to Consolidated Financial Statements — continued

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

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Notes to Consolidated Financial Statements — continued

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of a swaption straddle (i.e., a receiver swaption and a payer swaption with the same expiration date) on an underlying floating-rate versus a fixed rate reference entity.

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Notes to Consolidated Financial Statements — continued

The fixed rate shall equal the prevailing at-the-money forward rate of the benchmark swap at determination date. Changes in the value of the agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying reference entity.

T  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2019, the Portfolio’s investment adviser fee amounted to $8,329,721 or 0.597% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the year ended October 31, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$302,466,685	$306,235,706

U.S. Government and Agency Securities	188,906,304	353,039,007

	$491,372,989	$659,274,713

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at October 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,465,089,114

Gross unrealized appreciation	$40,346,811

Gross unrealized depreciation	(128,278,912)

Net unrealized depreciation	$(87,932,101)

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Notes to Consolidated Financial Statements — continued

5  Restricted Securities

At October 31, 2019, the Portfolio owned the following securities (representing 2.1% of net assets) which were restricted as to resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Other

Altair V Reinsurance	12/22/16	1,932	$1,931,845	$19,318

Altair VI Reinsurance	12/29/17	1,000	2,670,333	674,500

Blue Lotus Re, Ltd.	12/20/17	6,000	6,000,000	6,472,800

Mt. Logan Re, Ltd., Series 13 Preference Shares	1/22/19	2,000	1,811,255	1,365,882

Mt. Logan Re, Ltd., Special Investment Series 13	1/2/18	10,000	8,188,745	8,970,997

Sussex Capital, Ltd., Designated Investment Series 5	5/31/19	249	—	250,246

Sussex Capital, Ltd., Series 5 Preference Shares	12/17/18	6,000	6,000,000	6,135,186

Versutus Re, Ltd.	12/17/18	4,000	4,000,000	4,242,800

Total Restricted Securities			$30,602,178	$28,131,729

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2019 is included in the Consolidated Portfolio of Investments. At October 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swaps to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index options and futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps, total return swaps, options contracts and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $4,352,384. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,235,445 at October 31, 2019.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically

35

Global Opportunities Portfolio

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Notes to Consolidated Financial Statements — continued

contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2019. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2019 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity		Credit		Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—		$—		$2,203,150	$17,500	$13,461,855	$15,682,505

Not applicable	707,800	*	174,431	*	—	4,896,206 *	37,520,261 *	43,298,698

Receivable for open forward foreign currency exchange contracts	—		—		—	1,095,998	—	1,095,998

Receivable for open swap contracts	—		—		—	—	385,355	385,355

Receivable for open forward volatility agreements	—		—		—	—	87,117	87,117

Total Asset Derivatives	$707,800		$174,431		$2,203,150	$6,009,704	$51,454,588	$60,549,673

Derivatives not subject to master netting or similar agreements	$707,800		$174,431		$—	$4,913,706	$37,520,261	$43,316,198

Total Asset Derivatives subject to master netting or similar agreements	$—		$—		$2,203,150	$1,095,998	$13,934,327	$17,233,475

Written options outstanding, at value	$—		$—		$—	$(17,500)	$—	$(17,500)

Not applicable	—		(3,080,801	)*	—	(6,375,715)*	(34,319,081)*	(43,775,597)

Payable for open forward foreign currency exchange contracts	—		—		—	(2,322,416)	—	(2,322,416)

Payable for open swap contracts	—		—		—	—	(2,029,968)	(2,029,968)

Total Liability Derivatives	$—		$(3,080,801)		$—	$(8,715,631)	$(36,349,049)	$(48,145,481)

Derivatives not subject to master netting or similar agreements	$—		$(3,080,801)		$—	$(6,393,215)	$(34,319,081)	$(43,793,097)

Total Liability Derivatives subject to master netting or similar agreements	$—		$—		$—	$(2,322,416)	$(2,029,968)	$(4,352,384)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$139,551	$(139,551)	$—	$—	$—	$—

Bank of America, N.A.	10,651,710	(627,589)	—	—	10,024,121	—

Barclays Bank PLC	105,449	(54,526)	—	—	50,923	—

BNP Paribas	74,031	(74,031)	—	—	—	—

Goldman Sachs International	2,409,025	(787,854)	(634,525)	(986,646)	—	1,770,000

JPMorgan Chase Bank, N.A.	2,043	(2,043)	—	—	—	—

Morgan Stanley & Co. International PLC	2,900,048	—	—	(479,340)	2,420,708	479,340

Standard Chartered Bank	872,727	(872,727)	—	—	—	—

UBS AG	78,891	(1,260)	(41,904)	—	35,727	—

	$17,233,475	$(2,559,581)	$(676,429)	$(1,465,986)	$12,531,479	$2,249,340

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(354,390)	$139,551	$214,839	$—	$—	$—

Bank of America, N.A.	(627,589)	627,589	—	—	—	—

Barclays Bank PLC	(54,526)	54,526	—	—	—	—

BNP Paribas	(777,574)	74,031	564,032	—	(139,511)	—

Citibank, N.A.	(109,239)	—	—	—	(109,239)	—

Goldman Sachs International	(787,854)	787,854	—	—	—	—

JPMorgan Chase Bank, N.A.	(195,238)	2,043	150,741	—	(42,454)	—

Standard Chartered Bank	(1,331,120)	872,727	458,393	—	—	—

State Street Bank and Trust Company	(113,594)	—	—	—	(113,594)	—

UBS AG	(1,260)	1,260	—	—	—	—

	$(4,352,384)	$2,559,581	$1,388,005	$—	$(404,798)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$2,249,340

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2019 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Investment transactions	$—	$—	$(389,503)	$(1,711,416)	$544,500	$(1,556,419)

Written options	—	—	389,497	—	—	389,497

Futures contracts	—	—	(310,540)	—	(23,862,178)	(24,172,718)

Swap contracts	—	(6,057,602)	—	—	6,472,708	415,106

Forward foreign currency exchange contracts	—	—	—	589,667	—	589,667

Total	$—	$(6,057,602)	$(310,546)	$(1,121,749)	$(16,844,970)	$(24,334,867)

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$957,220	$(2,484,855)	$331,909	$(1,195,726)

Written options	—	—	(59,447)	292,381	—	232,934

Futures contracts	707,800	—	893,418	—	(7,408,125)	(5,806,907)

Swap contracts	—	(438,894)	—	—	(3,906,629)	(4,345,523)

Forward volatility agreements	—	—	—	—	995,123	995,123

Forward foreign currency exchange contracts	—	—	—	(9,605,477)	—	(9,605,477)

Total	$707,800	$(438,894)	$1,791,191	$(11,797,951)	$(9,987,722)	$(19,725,576)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements

$436,845,000	$1,427,648,000	$1,493,743,000	$35,000,000

Purchased Swaptions	Purchased Call Options	Swap Contracts

$143,077,000	$450,000,000	$2,354,224,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts and average number of purchased options contracts and written options contracts outstanding during the year ended October 31, 2019, which are indicative of the volume of these derivative types, were approximately $87,777,000, $6,782,000, 6,260 contracts and 2,002 contracts, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by

38

Global Opportunities Portfolio

October 31, 2019

Notes to Consolidated Financial Statements — continued

Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2019.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Investments in Affiliated Funds

At October 31, 2019, the value of the Portfolio’s investment in affiliated funds was $132,568,586, which represents 9.7% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.97%	$32,594,331	$979,386,934	$(879,422,086)	$(3,315)	$12,722	$132,568,586	$1,496,182	132,568,586

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Global Opportunities Portfolio

October 31, 2019

Notes to Consolidated Financial Statements — continued

At October 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$358,642,343	$—	$358,642,343

Mortgage Pass-Throughs	—	5,972,638	—	5,972,638

Commercial Mortgage-Backed Securities	—	21,456,982	—	21,456,982

Asset-Backed Securities	—	187,290,381	—	187,290,381

U.S. Government Guaranteed Small Business Administration Loans	—	62,227,983	—	62,227,983

Senior Floating-Rate Loans	—	—	1,561,925	1,561,925

Sovereign Loans	—	1,350,727	—	1,350,727

Foreign Government Bonds	—	357,648,715	—	357,648,715

Foreign Corporate Bonds	—	53,780,740	—	53,780,740

Corporate Bonds	—	2,898,425	—	2,898,425

Common Stocks	—	4,071,174 *	—	4,071,174

Closed-End Funds	33,554,452	—	—	33,554,452

Other	—	—	40,437,548	40,437,548

U.S. Treasury Obligations	—	39,356,157	—	39,356,157

Short-Term Investments —

Foreign Government Securities	—	47,018,864	—	47,018,864

U.S. Treasury Obligations	—	8,485,735	—	8,485,735

Other	—	132,568,586	—	132,568,586

Purchased Interest Rate Swaptions	—	13,023,973	—	13,023,973

Purchased Call Options	—	2,641,032	—	2,641,032

Purchased Put Options	17,500	—	—	17,500

Total Investments	$33,571,952	$1,298,434,455	$41,999,473	$1,374,005,880

Forward Foreign Currency Exchange Contracts	$—	$5,992,204	$—	$5,992,204

Forward Volatility Agreements	—	87,117	—	87,117

Futures Contracts	1,220,996	—	—	1,220,996

Swap Contracts	—	37,566,851	—	37,566,851

Total	$34,792,948	$1,342,080,627	$41,999,473	$1,418,873,048

Liability Description

Written Put Options	$(17,500)	$—	$—	$(17,500)

Forward Foreign Currency Exchange Contracts	—	(8,698,131)	—	(8,698,131)

Futures Contracts	(39,813)	—	—	(39,813)

Swap Contracts	—	(39,390,037)	—	(39,390,037)

Total	$(57,313)	$(48,088,168)	$—	$(48,145,481)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

40

Global Opportunities Portfolio

October 31, 2019

Notes to Consolidated Financial Statements — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating-Rate Loans	Investments in Other	Total

Balance as of October 31, 2018	$—	$34,487,429	$34,487,429

Realized gains (losses)	(27,675)	(574,114)	(601,789)

Change in net unrealized appreciation (depreciation)	(201,125)	554,664	353,539

Cost of purchases	1,087,465	20,000,000	21,087,465

Proceeds from sales, including return of capital	(1,097,400)	(14,030,431)	(15,127,831)

Accrued discount (premium)	307,659	—	307,659

Transfers to Level 3(1)	1,493,001	—	1,493,001

Transfers from Level 3(1)	—	—	—

Balance as of October 31, 2019	$1,561,925	$40,437,548	$41,999,473

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2019	$(201,125)	$(265,239)	$(466,364)

(1)

An investment was transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

The Portfolio’s investments in Level 3 securities were primarily valued on the basis of broker quotations.

41

Global Opportunities Portfolio

October 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Opportunities Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of Global Opportunities Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2019, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2019, by correspondence with the custodian, brokers, and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 20, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

42

Global Opportunities Portfolio

October 31, 2019

Management and Organization

Fund Management.  The Trustees of Global Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Portfolio’s affairs. The Trustees and officers of the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serve until his or her successor is elected.

Name and Year of Birth	Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

43

Global Opportunities Portfolio

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

44

Global Opportunities Portfolio

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for Eaton Vance Short Duration Strategic Income Fund (which invests in the Portfolio) includes additional information about the Trustees and officers of the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

45

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/18	10/31/19
Audit Fees	$95,247	$114,796
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$33,654	$43,426
All Other Fees(3)	$0	$0

Total	$128,901	$158,222

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/18	10/31/19
Registrant	$33,654	$43,426
Eaton Vance(1)	$126,485	$59,903

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019